Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances (in Dollars)	$ 206	$ 256
Common stock, shares authorized	25,000,000	25,000,000
Common stock, par value (in Dollars per share)	$ 1.00	$ 1.00
Common stock, shares issued	11,594,501	11,537,630
Common stock, shares outstanding	11,594,501	11,537,630